Offerings	Sep. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	TopCo Common Shares
Amount Registered | shares	93,218,496
Proposed Maximum Offering Price per Unit	0.0562
Maximum Aggregate Offering Price	$ 5,238,879.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 723.49
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations or similar transactions. Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810. Represents the common shares (the "TopCo Common Shares") of the registrant InoBat B.V., a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid), (which will be converted into a Dutch public limited liability company (naamloze vennootschap) and renamed InoBat N.V.) ("TopCo") to be issued upon completion of the business combination described in the proxy statement/prospectus contained herein (the "Business Combination"), and includes (a) up to a maximum (subject to any redemptions) of 475,036 TopCo Common Shares to be issued to holders of Class A ordinary shares, par value $0.0001 each (the "CGC Class A Ordinary Shares"), of Cartesian Growth Corporation II, a Cayman Islands exempted company ("CGC"), (b) 800,000 TopCo Common Shares to be issued to the Institutional PIPE Investor, and (c) up to 91,943,460TopCo Common Shares to be issued to certain of the current shareholders of InoBat AS, a private limited company (aksjeselskap) organized under the Laws of Norway ("InoBat"), each in connection with the Business Combination. Pursuant to Rules 457(c), 457(f)(1) and 457(f)(2) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is the sum of: (i) $5,202,146.88, which is the product of (x) $12.24 (the average bid and asked price of the CGC Class A Ordinary Shares as reported on the OTC Pink market on September 18, 2026), multiplied by (y) 1,275,036 CGC Class A Ordinary Shares to be exchanged for TopCo Common Shares in connection with the Business Combination and registered herein; plus (ii) $32,594.26, which is the product of (x) one-third of the par value of the InoBat shares of $0.0011 (calculated as par value NOK 0.01 at an exchange rate of 1 NOK to $0.106351 as of September 18, 2026), multiplied by (y) 91,943,460 InoBat shares to be exchanged for TopCo Common Shares in connection with the Business Combination and registered herein. InoBat is a private company and has an accumulated capital deficit.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	TopCo Warrants to purchase TopCo Common Shares
Amount Registered | shares	9,966,666
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations or similar transactions. Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810. Represents warrants (the "TopCo Warrants") of TopCo, each warrant entitling the holder to purchase one TopCo Common Share, to be issued to holders of warrants of CGC in connection with the Business Combination, and includes (a) 7,666,666 TopCo Warrants to be issued in exchange for 7,666,666 public warrants of CGC to purchase one CGC Class A Ordinary Share (the "CGC Public Warrants"), and (b) 2,300,000 TopCo Warrants to be issued in exchange for 2,300,000 private placement warrants of CGC to purchase one CGC Class A Ordinary Share, each in connection with the Business Combination. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the TopCo Warrants has been allocated to the underlying TopCo Common Shares which are being simultaneously registered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	TopCo Common Shares underlying warrants
Amount Registered | shares	9,966,666
Proposed Maximum Offering Price per Unit	11.85
Maximum Aggregate Offering Price	$ 118,104,992.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,310.30
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations or similar transactions. Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810. Represents the number of TopCo Common Shares issuable upon exercise of the TopCo Warrants described in note (5). Pursuant to Rules 457(c), 457(f)(1), Rule 457(g), Rule 457(i) promulgated under the Securities Act and consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the proposed maximum offering price per TopCo Common Share issuable upon exercise of each TopCo Warrant is equal to the sum of (i) $0.35 (the average of the bid and asked price for the CGC Public Warrants on the OTC Pink market on September 18, 2026) and (ii) $11.50, the initial exercise price of the TopCo Warrants, resulting in a combined maximum offering price of $11.85. The entire fee is allocated to the TopCo Common Shares issuable upon exercise of the TopCo Warrants, and no separate fee is recorded for the TopCo Warrants.